Leases - Schedule of Lease Costs and Disclosures in Income Statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Short-term leases	$ 210	$ 191
Lease of low-value assets	7	8
Variable lease payments not included in the lease liability	86	101
Total	303	300
Total cash outflow for lease payments	$ 629	$ 733